UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2012
                                                ------------

Check here if Amendment [   ]; Amendment Number:
                                                  ----------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fundsmith LLP
           --------------------------------------------------
Address:   33 Cavendish Square
           --------------------------------------------------
           London W1G 0PW
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Simon Godwin
           -------------------------------------------------------
Title:     Chief Financial Officer
           -------------------------------------------------------
Phone:     +44 20 3551 6339
           -------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Simon Godwin, 33 Cavendish Square, London W1G 0PW              02/13/13
 ----------------------------------------------------------------- ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------

Form 13F Information Table Entry Total:                17
                                               -------------

Form 13F Information Table Value Total:          $828,901
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

-----------        --------------------        ----------------------------

                                                                  FORM 13F INFORMATION TABLE
                                                               VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS        CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED   NONE
----------------------------  ----------------     ---------  -------- -------- --- ---- -------   --------- -------- -------- -----
3M CO                        COMMON STOCK USD.01     88579Y101   62,802   676386 SH      Sole     None        Sole
STRYKER CORP                 COMMON STOCK USD.1      863667101   72,740  1326882 SH      Sole     None        Sole
CHOICE HOTELS INTL INC       COMMON STOCK USD.01     169905106   19,385   576593 SH      Sole     None        Sole
BECTON DICKINSON AND CO      COMMON STOCK USD1.       75887109   66,633   852195 SH      Sole     None        Sole
PROCTER + GAMBLE CO/THE      COMMON STOCK            742718109   55,817   822175 SH      Sole     None        Sole
MICROSOFT CORP               COMMON STOCK USD.006.25 594918104   65,908  2465679 SH      Sole     None        Sole
WATERS CORP                  COMMON STOCK USD.01     941848103   39,634   454935 SH      Sole     None        Sole
JOHNSON + JOHNSON            COMMON STOCK USD1.      478160104   51,103   729003 SH      Sole     None        Sole
MCDONALD S CORP              COMMON STOCK USD.01     580135101   23,422   265527 SH      Sole     None        Sole
AUTOMATIC DATA PROCESSING    COMMON STOCK USD.1       53015103   68,128  1195012 SH      Sole     None        Sole
COLGATE PALMOLIVE CO         COMMON STOCK USD1.      194162103   29,459   281792 SH      Sole     None        Sole
DOMINO S PIZZA INC           COMMON STOCK USD.01     25754A201   72,131  1656280 SH      Sole     None        Sole
PHILIP MORRIS INTERNATIONAL  COMMON STOCK NPV        718172109   39,273   469549 SH      Sole     None        Sole
VISA INC CLASS A SHARES      COMMON STOCK USD.0001   92826C839   18,805   124057 SH      Sole     None        Sole
DR PEPPER SNAPPLE GROUP INC  COMMON STOCK USD.01     26138E109   77,058  1744191 SH      Sole     None        Sole
PEPSICO INC                  COMMON STOCK USD.017    713448108   40,452   591148 SH      Sole     None        Sole
SIGMA ALDRICH                COMMON STOCK USD1.      826552101   26,151   355407 SH      Sole     None        Sole